Note 40 - Subsequent Events	12 Months Ended
Dec. 31, 2023
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
40	Subsequent events

There were no significant subsequent events between December 31, 2023 and the date of issue of these financial statements other than included in the preceding notes to the consolidated financial statements.